Sonny Allison
PHONE: 303.291.2314
EMAIL: sallison@perkinscoie.com

December 21, 2005

VIA EDGAR AND OVERNIGHT DELIVERY

Abby Adams

Special Counsel

Office of Mergers and Acquisitions

U.S. Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C. 20549-0303

Re:	HyperSpace Communications, Inc.

Schedule TO-I

Filed December 2, 2005

Dear Ms. Adams:

On behalf of HyperSpace Communications, Inc. (the "Company"), we enclose Amendment No. 1 (the "Amendment") to the Tender Offer Statement on Schedule TO-I filed on December 2, 2005. The Amendment, together with this letter, responds to the comments by the Staff in its letter dated December 14, 1005. For your convenience, the responses have been keyed to the comments made in the December 14, 2005 letter.

Schedule TO

1.

Revise the offer so that it will be open for a full twenty business days. Note that the definition of "business day" in Rule 13(e) 4(a)(3) is based on Eastern time and excludes federal holidays, such as December 26. At present, it appears that the offer is scheduled to expire at 5:00 p.m. Mountain time on the twentieth business day. The offer should remain open until at least midnight on the twentieth business day following commencement. See Q&A no. 8 in Release No. 34 16623 (March 5, 1980).

RESPONSE: The Company has complied with the Staff's comment by revising the offer so that it expires at midnight Eastern time on December 29, 2005.

2.

We note that you incorporate by reference the financial information required by Item 1010(a) of Regulation M-A. It does not appear that you have incorporated all the information required by 1010(a), such as the ratio of earnings to fixed charges and the book value per share. Furthermore, Item 1010(c) of Regulation M-A requires that at least a summary of that information be disseminated to security holders. See Instruction 6 to Item 10 of Schedule TO and Regulation M-A telephone interpretation H.7 available at www.sec.gov in the July 2001 Supplement to the Division of Corporation Finance's Manual of Publicly Available Telephone Interpretations. It appears that you have not provided the required financial information. Please revise to include at least the summary financial information required by Item 1010(c), and advise us how you intend to disseminate the information.

RESPONSE: The Company has elected to provide each offeree a copy of the Company's Annual Report on Form 10-KSB for the year ended December 31, 2004 and Quarterly Report on Form 10-QSB for the quarterly period ended September 30, 2005, which contain financial statements that comply with the financial information to be provided under Item 10 of Schedule TO, in lieu of providing the summary financial information as described in Item 1010(c) of Regulation M-A. The Company has revised Section 8 of the Offer to Exchange to indicate the Company's book value per share and Item 10 of the Schedule TO to clarify that the Company does not calculate a ratio of earnings to fixed charges because it does not have any registered debt securities.

Offer to Purchase

3.

In the opening section entitled "Important," you state that holders "should consult [their] own investment and tax advisor in determining whether to participate in the offer to exchange." Please eliminate this disclaimer. You are required to describe the material federal tax consequences of the exchange and unit holders are entitled to rely on the disclosure in this document. Also eliminate the disclaimer in the last sentence of Q&A 12 and similar language throughout the document.

                RESPONSE: The Company has revised the document to indicate that it is describing the material federal tax consequences completely but that it recommends that holders consult their advisors because each holder's circumstances are unique.

4.

In Q&A 5 you state that, except for the major changes outlined in this section, replacement options will have "other terms and conditions that are substantially the same as those of the cancelled restricted stock units." Tell us, with a view toward disclosure why you have characterized the new units as otherwise "substantially" the same.

                RESPONSE: The economic terms of the new restricted stock units will be identical to the old restricted stock units except for the changes outlined in the section. The reason for use of the term "substantially" is that the old restricted stock unit agreements contain a few minor non-economic provisions that are no longer applicable and will be deleted. For example, the old agreements contain a waiver whereby holders release MPC's previous owner from any and all liabilities relating to a bonus plan implemented by such previous owner. That provision is no longer applicable and will be deleted from the new restricted stock unit agreements.

5.	You must announce any extensions no later than 9 a.m. Eastern time on the next business day following expiration of the offer. Please clarify Q&A No. 9. See Rule 14e-1(d).

RESPONSE: The Company has complied with the Staff's comment by clarifying Q&A No. 9 to specify that any extensions will be announced no later than 9 a.m. Eastern time on the next business day following expiration of the offer.

Source and Amount of Consideration: Terms of New Restricted Stock Units

6.

You refer unit holders to the 2004 Equity Plan for a description of the existing restricted stock units and to the form of the new units for their terms. Revise the offer to summarize the material terms of the new restricted stock units as compared to the existing restricted stock units. Consider doing so in

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tabular form. Advise us how you intend to disseminate this information. Finally, delete the disclaimer in the "Important Note" in this section, as security holders are entitled to rely on your disclosure of the material terms of these units and the comparison. Note that you may only incorporate information by reference where doing so does not render the required disclosure incomplete. See General Instruction F to Schedule TO.

RESPONSE: The Company has complied with the Staff's comment and will provide each holder with a copy of the table detailing the material differences between the existing restricted stock units and the new restricted stock units.

Material Federal Income Tax Consequences

7.

We note that you refer to this disclosure as "general summary." Revise this subsection to clarify that you describe all material federal tax consequences of the transaction. Eliminate the disclaimer that this summary is not "intended to be applicable in all respects to all restricted stock unit holders" or otherwise clarify the purpose of this language.

RESPONSE: The Company has complied with the Staff's comment.

8.

In the second paragraph of this section, clarify upon who's "good faith interpretation of the transition period rules" you rely in "making [y]our determination of the federal income tax consequences of the exchange."

                RESPONSE: The Company has clarified this statement by indicating that it is the Company's good faith interpretation based upon consultations with its advisors.

Schedule A – Conditions of the Offer

9.

We note the disclosure in the introductory paragraph and paragraph (c)(vi), which relates to the company's determination whether the triggering of a condition "makes it inadvisable" to proceed with the offer. Please note that, when a condition is triggered and the company decides to proceed with the offer anyway, we believe that this constitutes a waiver of the triggered condition(s). You may not rely on this language to tacitly waive a condition of the offer by failing to assert it. Please confirm your understanding on a supplemental basis.

RESPONSE: The Company confirms its understanding of the Staff's position.

10.

Paragraphs (a), (b), (c) and (e) condition the offer on whether the contemplated benefits the company and its subsidiaries may enjoy from the offer, their contemplated conduct, or their prospects are materially impaired. Please revise to specify or generally describe the contemplated benefits, contemplated future conduct, and prospects of the offer to you so that unit holders will have the ability to objectively determine whether these conditions have been triggered.

                RESPONSE: The Company will not condition the offer on these conditions and has accordingly deleted them from Schedule A.

11.	In paragraph (g), please clarify the meaning of "material adverse significance."

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RESPONSE: The use of the word "significance" was a mistake. The Company has revised the language to read "material adverse effect on...".

Additionally, in response to the Staff's request, a Tandy letter from the Company is included herewith. We greatly appreciate your prompt response to this letter. If you have any further comments or questions regarding this letter, please contact me at (303) 291-2314.

Very truly yours,

/s/ Sonny Allison

Sonny Allison

SA:cmw

cc:	John P. Yeros

Brian T. Hansen

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